Effects on initial application of IFRS 16 - Information About Differences Between Operating Lease Commitments And Lease Liabilities (Details) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [LineItems]
Operating lease commitments disclosed by applying IAS 17 as of December 31, 2018				$ 320,214
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018				17,792
Less: Short-term leases				(28,121)
Add: Adjustments as a result of a different treatment of extension and termination options				874,298
Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	$ 1,079,181	$ 917,452		$ 1,184,183
Lease liabilities recognized as of January 1, 2019 by applying IFRS 16	$ 870,495	$ 692,951
Bottom of range [member]
Statement [LineItems]
Incremental borrowing interest rate at the date of initial application			1.7895%	1.7895%
Top of range [member]
Statement [LineItems]
Incremental borrowing interest rate at the date of initial application			3.9474%	3.9474%
Effects of adopting new standards [member]
Statement [LineItems]
Lease liabilities recognized as of January 1, 2019 by applying IFRS 16				$ 884,275